Summary of significant accounting policies (Details 4)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total revenues	$ 75,327,948	¥ 541,487,420	¥ 580,016,414	¥ 586,060,092
Mainland PRC [Member]
Total revenues	57,699,003	414,763,523	540,294,309	448,978,186
HONG KONG
Total revenues	17,628,945	126,723,897	29,612,277
International [Member]
Total revenues			¥ 10,109,828	¥ 137,081,906